SHAREHOLDER'S EQUITY (Table)	12 Months Ended
Dec. 31, 2023
SHAREHOLDER'S EQUITY
Schedule of Composition of Share Capital
	Number of shares	R$ (in thousands)	Average price per share - R$
Balance as of December 31, 2020	316,701	11,667	38.04
Used	(754,719)	(34,438)	45.63
Acquired	5,337,558	174,113	32.62
Balance as of December 31, 2021	4,899,540	151,342	30.89
Used	(377,585)	(9,282)	24.58
Acquired	5,391,900	120,300	22.31
Balance as of December 31, 2022	9,913,855	262,360	26.46
Used	(3,709,807)	(98,124)	26.45
Balance as of December 31, 2023	6,204,048	164,236	26.47